Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable and the allowance for doubtful debt consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	1,617	15,785	2,223
Less: allowance for doubtful accounts	-	(37)	(5)
	1,617	15,748	2,218